Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	rif_SupplementTextBlock

Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated September 10, 2015 to

PROSPECTUS DATED MAY 1, 2015

AGGRESSIVE EQUITY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the sub-section entitled "Principal Investment Strategies of the Fund" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as approximately the stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby Russell Investment Management Company ("RIMCo") manages portions of the Fund's assets based upon model portfolios provided by multiple non-discretionary money managers unaffiliated with RIMCo who employ distinct investment styles. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. RIMCo also manages the portion of the Fund's assets that RIMCo determines not to manage based upon model portfolios provided by the Fund's money managers. These assets include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively), or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

(ii)	The following risk factor is added to the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

Aggressive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated September 10, 2015 to

PROSPECTUS DATED MAY 1, 2015

AGGRESSIVE EQUITY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the sub-section entitled "Principal Investment Strategies of the Fund" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as approximately the stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby Russell Investment Management Company ("RIMCo") manages portions of the Fund's assets based upon model portfolios provided by multiple non-discretionary money managers unaffiliated with RIMCo who employ distinct investment styles. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. RIMCo also manages the portion of the Fund's assets that RIMCo determines not to manage based upon model portfolios provided by the Fund's money managers. These assets include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively), or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

(ii)	The following risk factor is added to the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.